INVESTMENT PROPERTIES - Amounts recognized in the statement of income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
Income from rentals	$ 325,286	$ 228,325	$ 157,511
Operating expenses due to:
Operating expenses due to	60,334	39,191	40,288
Investment properties that generated income through rentals	37,394	28,813	21,267
Investment properties that did not generate income through rentals	$ 22,940	$ 10,378	$ 19,021